Summary of Significant Accounting Policies and Basis of Presentation - Schedule of Potentially Dilutive Shares Excluded from Computation of Diluted Shares Outstanding (Details) (10-K) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock Warrants [Member]
Antidilutive securities excluded from computation of earnings per share	54,746,723	3,520,827	3,649,861	1,648,570
Stock Options [Member]
Antidilutive securities excluded from computation of earnings per share	80,000	80,000	80,000
Convertible Debt [Member]
Antidilutive securities excluded from computation of earnings per share	1,350,550,561	987,936	1,612,758	3,158,465
Series A Convertible Preferred Stock [Member]
Antidilutive securities excluded from computation of earnings per share				6,666,667
Series B Convertible Preferred Stock [Member]
Antidilutive securities excluded from computation of earnings per share	700,000	1,700,000	1,700,000